Property and Equipment (Details Textual) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property and Equipment (Textual)
Construction in progress to other receivable		$ 410,000
Construction in progress - Ending		3,250,000
Construction in progress	$ 3,254,170	$ 3,250,000	$ 3,660,000